Loans Held for Sale - Summary of Activity in the Balance of Loans Held for Sale, at Fair Value (Footnote) (Details) - USD ($) $ in Millions	Dec. 31, 2013	Dec. 31, 2012
Liberty Home Equity Solutions Inc [Member]
Business Acquisition [Line Items]
Reverse mortgage acquired	$ 60.0
Homeward [Member]
Business Acquisition [Line Items]
Reverse mortgage acquired		$ 558.7